Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
BTS Managed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page _______ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 163% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of fixed income securities, including the following:

• bonds issued by the U.S. Government, its agencies and instrumentalities.

• foreign and domestic debt securities, including corporate debt securities, government and agency debt securities, convertible debt securities, debentures, trust receipts, preferred capital stock, convertible capital stock, and shares of registered open-end mutual funds, exchange traded funds and closed-end funds that invest primarily in debt securities (“Underlying Funds”). The Fund expects that up to 100% of the Fund’s assets may be invested in Underlying Funds.

The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). High yield bonds have a higher expected rate of default than investment grade bonds.

Under normal circumstances, the Fund simultaneously employs two strategies: the Fixed Income Strategy and the Risk Management Strategy.

Fixed Income Strategy. Through the Fixed Income Strategy, the Fund typically invests 60-70% of the Fund’s assets in fixed income securities, without restriction as to maturity, credit quality, type of issuer, country or currency, either through direct investment or indirectly through investment in Underlying Funds. The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) preferred stocks, (vi) loan participation interests, (vii) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (viii) other evidences of indebtedness; and (ix) Underlying Funds that invest primarily in fixed income securities. When selecting sector allocations under the Fixed Income Strategy, the Adviser uses historic measures of risk, return, and correlation of yield generating asset classes. The Adviser then selects individual securities based on the Adviser’s assessment of projected price and yield.

Risk Management Strategy. Under the Risk Management Strategy, the Fund tactically invests 30-40% of the Fund’s assets in cash, cash equivalents, and fixed income securities, without restriction as to maturity, credit quality, type of issuer, country or currency, including government and government related securities, in an effort to reduce the volatility of the fixed income securities held under the Fixed Income Strategy. The Risk Management Strategy is an active trading strategy based on the Adviser’s proprietary tactical asset allocation model that evaluates market trends and momentum. When selecting investments under the Risk Management Strategy, the Adviser uses its tactical asset allocation model to identify investments with risk characteristics that are both negatively correlated to the investments held under the Fixed Income Strategy and within the risk tolerances determined using the model’s sector and market trend and momentum indicators.

In seeking to fulfill the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

• Fixed Income Risk. When the Fund invests in fixed income securities or other investment companies (“Underlying Funds”) that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Foreign Risk. The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Foreign Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the sub-adviser’s management of individual and institutional accounts. As a result, the sub-adviser may not achieve its intended result in managing the Fund.

• Loan Risk. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the ability of the Fund or Underlying Funds to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund or Underlying Funds may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from shareholders.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs and taxes.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

• Underlying Fund Risk. Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in fixed income securities. Certain restrictions of the 1940 Act may limit the Fund’s assets that can be invested in any one registered Underlying Fund. This limit may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions and may increase the amount of taxes paid.

○ Strategies Risk: Each Underlying Fund is subject to specific risks, depending on its investments. These risks could include liquidity risk and foreign currency risk, as well as risks associated with fixed income securities.

○ ETF and Closed-End Fund Risk (“CEF”): The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and CEFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs and CEFs may trade at a discount or premium to their net asset value.

○ ETF Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The performance information set forth below reflects the historical performance of the Fund shares. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-BTS-9820
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.btsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31 Class I returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class I returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2019	2.16%
Worst Quarter:	1st Quarter 2019	0.10%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index does not reflect any fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C and R shares and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and R shares and would differ from those of Class I shares.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

BTS Managed Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
BTS Managed Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	14.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,025
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
BTS Managed Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	14.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,163
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
BTS Managed Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	13.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,905
Annual Return 2019	rr_AnnualReturn2019	4.06%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
BTS Managed Income Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
BTS Managed Income Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
BTS Managed Income Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	14.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,100
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,039
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the BTS Asset Management, Inc. (the "Adviser"), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least April 30, 2021 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 1.75%, 2.50%, 1.50% and 2.00% of average daily net assets attributable to Class A, Class C, Class I and Class R shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustee, on 60 days written notice to the Adviser.